Prepaid expenses and other current assets (Tables)	12 Months Ended
Dec. 31, 2020
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Prepaid Expenses And Other Current Assets

Prepaid expenses and other current assets consist of the following:

	December 31, 2020	December 31, 2019
Prepaid voyage costs	$284	$338
Inventories	6,267	6,281
Claims receivable	633	2,939
Other	899	905
Total prepaid expenses and other current assets	$8,083	$10,463